Net Income Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Schedule of Calculation of Net (Loss) / Income Per Share

	As of December 31,
	2023	2024	2025
	RMB	RMB	RMB
Numerator:
Net income attributable to Sunlands Technology Group used in basic and diluted net income per share:
Net income attributable to ordinary shareholders	640,830	342,082	365,631
Denominator:
Weighted average ordinary shares outstanding used in computing basic and diluted net income per share	6,899,456	6,824,824	6,736,373
Net income per share
Basic and diluted	92.88	50.12	54.28